Fees and Expenses - CHANNING INTRINSIC VALUE SMALL-CAP FUND	Jun. 01, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)

Fee for Redemptions Paid by Wire	$15

Annual Fund Operating Expenses [Table]
Institutional Class Shares
Management Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	2.47%
Total Annual Fund Operating Expenses	3.17%
Fee Waiver/Expense Reimbursement	(2.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[1]	0.95%

[1]	Channing Capital Management, LLC (“Channing” or the “Advisor”) has entered into an expense limitation agreement where it has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by Valued Advisers Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) of the daily net assets of the Fund’s Institutional Class Shares. The expense limitation agreement will remain in place until May 31, 2027. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This expense limitation agreement may only be terminated by mutual consent of the Advisor and the Board of Trustees.

Expense Example [Heading]	Expense Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Institutional Class	$97	$769	$1,465	$3,322

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	76.00%